Fair Value Measurements - Summary of Quantitative Information Regarding Fair Value Measurements Inputs (Details) - Level 3 - Warrants [Member]	Feb. 04, 2022	Dec. 31, 2021 yr	Dec. 31, 2020 yr
Stock Price | Common Share Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	15.69	28.28	4.11
Stock Price | Series A Three Preferred Share Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	15.69	30.19	4.23
Volatility | Common Share Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		84.4	120.13
Volatility | Series A Three Preferred Share Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		83.1	118.63
Term (Years) | Common Share Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		10.71	12
Term (Years) | Series A Three Preferred Share Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		11.26	12.5
Risk-free rate of return | Common Share Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		1.52	0.13
Risk-free rate of return | Series A Three Preferred Share Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		1.54	0.13
Dividend Yield | Common Share Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0	0	0
Dividend Yield | Series A Three Preferred Share Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0	0	0